Segment reconciliation (Detail) - Segments [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Segment EBITDA	€ 23,293	€ 14,872	€ 11,160
Depreciation, amortization and impairment	(12,631)	(8,374)	(6,810)
Corporate research and development	(2,017)	(1,673)	(2,955)
Corporate headquarter costs	(9,690)	(8,646)	(9,700)
Other operating income (expense)	1,910	3,928	4,416
Operating (loss) profit	865	107	(3,889)
Financial expenses	(4,728)	(2,437)	(2,470)
Financial income	3,210	2,039	3,511
Total tax expense (income)	(534)	(1,710)	389
Share in loss of joint venture	(469)	(1,018)	(401)
Net loss for the year	€ (1,656)	€ (3,019)	€ (2,860)